PROSPECTUS SUPPLEMENT -- February 24, 2003*

AXP(R) California Tax-Exempt Fund           (August 29, 2002) S-6328-99 W
AXP(R) High Yield Tax-Exempt Fund           (January 29, 2003) S-6430-99 X
AXP(R) Insured Tax-Exempt Fund              (August 29, 2002) S-6327-99 X
AXP(R) Intermediate Tax-Exempt Fund         (January 29, 2003) S-6355-99 K
AXP(R) Tax-Exempt Bond Fund                 (January 29, 2003) S-6310-99 X
AXP(R) Massachusetts Tax-Exempt Fund        (August 29, 2002) S-6328-99 W
AXP(R) Michigan Tax-Exempt Fund             (August 29, 2002) S-6328-99 W
AXP(R) Minnesota Tax-Exempt Fund            (August 29, 2002) S-6328-99 W
AXP(R) New York Tax-Exempt Fund             (August 29, 2002) S-6328-99 W
AXP(R) Ohio Tax-Exempt Fund                 (August 29, 2002) S-6328-99 W

The information in the "Investment Manager" section regarding who manages the Fund's portfolio is being replaced with:

AXP California Tax-Exempt Fund
AXP High Yield Tax-Exempt Fund
AXP Michigan Tax-Exempt Fund

Management of the Fund's portfolio is coordinated by:

     Terry Fettig, Portfolio Manager

     o    Leader of the municipal securities sector team.

     o    Joined AEFC in 1986.

     o    Began investment career in 1978.

     o    MBA, University of Notre Dame.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

(The rest of the section remains unchanged.)

AXP Tax-Exempt Bond Fund
AXP Insured Tax-Exempt Fund
AXP Massachusetts Tax-Exempt Fund
AXP Ohio Tax-Exempt Fund

Management of the Fund's portfolio is coordinated by:

     Terry Seierstad, Portfolio Manager

     o    Member of the municipal securities sector team

     o    Joined AEFC in 1982.

     o    Began investment career in 1972.

     o    MBA, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market. Investment decisions for the Fund are made in consultation with the municipals sector team led by Terry Fettig. Terry Fettig, who holds an MBA from the University of Notre Dame, began his investment career in 1978 and joined AEFC in 1986.

(The rest of the section remains unchanged.)

AXP Intermediate Tax-Exempt Fund
AXP Minnesota Tax-Exempt Fund
AXP New York Tax-Exempt Fund

Management of the Fund's portfolio is coordinated by:

     David Kerwin, CFA, Portfolio Manager

     o    Member of the municipal securities sector team

     o    Joined AEFC in 1985.

     o    Began investment career in 1985.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market. Investment decisions for the Fund are made in consultation with the municipals sector team led by Terry Fettig. Terry, who holds an MBA from the University of Notre Dame, began his investment career in 1978 and joined AEFC in 1986.

(The rest of the section remains unchanged.)



S-6328-2 A (2/03)
*Valid until next prospectus update.

Destroy January 29, 2004